Derivatives and Hedging Activities (Fair Values of Derivative Instruments) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivative assets designated as hedging instruments	¥ 15,910	¥ 11,745
Derivatives liabilities designated as hedging instruments	(5,185)	(5,316)
Derivatives assets not designated as hedging instruments	6,351	9,844
Derivatives liabilities not designated as hedging instruments	(8,432)	(3,821)
Total derivative assets	22,261	21,589
Total derivative liabilities	(13,617)	(9,137)
Foreign Exchange Forward Contract [Member] | Other Current Assets [Member]
Derivative assets designated as hedging instruments	252	415
Derivatives assets not designated as hedging instruments	1,619	8,590
Foreign Exchange Forward Contract [Member] | Other Current Liabilities [Member]
Derivatives liabilities designated as hedging instruments	(4,584)	(1,971)
Derivatives liabilities not designated as hedging instruments	(3,238)	(2,307)
Commodity Futures [Member] | Other Current Assets [Member]
Derivative assets designated as hedging instruments	15,658	11,330
Derivatives assets not designated as hedging instruments	4,732	1,231
Commodity Futures [Member] | Other Current Liabilities [Member]
Derivatives liabilities designated as hedging instruments	(601)	(3,345)
Derivatives liabilities not designated as hedging instruments	(4,732)	(1,231)
Cross Currency Swaps [Member] | Other Current Liabilities [Member]
Derivatives liabilities not designated as hedging instruments	(462)	(283)
Interest Rate Swaps [Member] | Other Current Assets [Member]
Derivatives assets not designated as hedging instruments	¥ 0	¥ 23